Operating segments	12 Months Ended
Nov. 30, 2021
Disclosure of operating segments [abstract]
Operating segments

28.	Operating segments
The Company has a single operating segment. As described in Note 3, almost all of the Company’s revenues are generated from one customer, RxCrossroads, which is domiciled in the United States.

	2021	2020

RxCrossroads	$68,917	$63,909

Others	906	2,144

	$69,823	$66,053
All of the Company’s
non-current
assets are located in Canada and Ireland. Of the Company’s
non-current
assets of $27,304 (2020 – $35,335), $26,211 (2020 – $34,006) are located in Canada and $1,093 (2020 – $1,329) are located in Ireland.